BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 ARS ($)		Dec. 31, 2020 ARS ($)		Dec. 31, 2019 ARS ($)	Dec. 31, 2021 USD ($)
Technical, financial and operational assistance agreement [abstract]
Compensation for key management member		$ 205,773		$ 208,885		$ 292,039
Balances and transactions with related parties [Abstract]
Accounts receivable		357,140		626,368
Accounts payable		3,541,211		4,432,205
Other receivables		0		127,147
Other financial assets at fair value through profit or loss		13,267,914		3,201,152
Costs [Abstract]
Gas purchase and others		2,889,311		241,608		1,224,607
Compensation for technical assistance		2,181,985		2,159,162		2,352,434
Revenue for administrative services		142		211		300
Financial Results [Abstract]
Interest expense		291,753		365,787		400,596
Interest gain / Gain / (loss) on fair value		248,511
Selling expenses	[1]	1,169
Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		1,030,764		1,485,321		2,018,962
Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		2,564,882		1,584,836		553,826
Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		1,256,137		971,297		581,676
Private Debt Bonds with Related Parties [Member]
Balances and transactions with related parties [Abstract]
Other financial assets at fair value through profit or loss		712,837		0
CT Barragan S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		3,791		2,706
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0
Compensation for technical assistance		0
Revenue for administrative services		0
Financial Results [Abstract]
Interest expense		0
Interest gain / Gain / (loss) on fair value		248,511
Selling expenses	[1]	0
CT Barragan S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
CT Barragan S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
CT Barragan S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		13,686
CT Barragan S.A. [Member] | Private Debt Bonds with Related Parties [Member]
Balances and transactions with related parties [Abstract]
Other financial assets at fair value through profit or loss		$ 712,837
Accrue annual rate		4.00%					4.00%
Fundacion TGS [Member]
Costs [Abstract]
Gas purchase and others		$ 0
Compensation for technical assistance		0
Revenue for administrative services		0
Financial Results [Abstract]
Interest expense		0
Interest gain / Gain / (loss) on fair value		0
Selling expenses	[1]	1,169
Fundacion TGS [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Fundacion TGS [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Fundacion TGS [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Petrolera Entre Lomas S.A. [Member]
Costs [Abstract]
Gas purchase and others				0
Compensation for technical assistance				0
Revenue for administrative services				0
Financial Results [Abstract]
Interest expense				0
Petrolera Entre Lomas S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				3,736
Petrolera Entre Lomas S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
Petrolera Entre Lomas S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				13,485
Pampa Comercializadora S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		12,406		10,492
Accounts payable		18,446		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0
Selling expenses	[1]	0
Pampa Comercializadora S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		148,753		170,223		106,962
Pampa Comercializadora S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Pampa Comercializadora S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Oleoductos del Valle S.A. [Member]
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0
Selling expenses	[1]	0
Oleoductos del Valle S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		26,460		38,895		11,239
Oleoductos del Valle S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Oleoductos del Valle S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Central Termica Piedrabuena S.A. [Member]
Costs [Abstract]
Gas purchase and others				0		0
Compensation for technical assistance				0		0
Revenue for administrative services				0		0
Financial Results [Abstract]
Interest expense				0		0
Central Termica Piedrabuena S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				2,634		249,401
Central Termica Piedrabuena S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Central Termica Piedrabuena S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Transener S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		45
Accounts payable		32		50
Costs [Abstract]
Gas purchase and others		0		0
Compensation for technical assistance		0		0
Revenue for administrative services		0		0
Financial Results [Abstract]
Interest expense		0		0
Interest gain / Gain / (loss) on fair value		0
Selling expenses	[1]	0
Transener S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
Transener S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
Transener S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		360		531
Experta ART [Member]
Costs [Abstract]
Gas purchase and others						41,263
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expense						0
Experta ART [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Experta ART [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Experta ART [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Link [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		2,612		6,220
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0
Selling expenses	[1]	0
Link [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		27,744		29,527		28,919
TGU [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		16,350		20,217
Pampa Energia [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable	[2]	338,331		606,905
Accounts payable		3,506,383	[2]	4,411,938	[2]		$ 0.5
Other receivables				127,147
Financial lease		3,022,513		4,366,261
Costs [Abstract]
Gas purchase and others		2,889,311		241,608		1,183,345
Compensation for technical assistance		2,181,985		2,159,162		2,352,434
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		291,753		365,787		400,596
Interest gain / Gain / (loss) on fair value		0
Selling expenses	[1]	$ 0
Pampa Energia [Member] | From 12/28/2019 to 12/27/2020 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.50%
Pampa Energia [Member] | From 12/28/2020 to 12/27/2021 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.00%
Pampa Energia [Member] | From 12/28/2021 to 12/27/2022 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.50%
Pampa Energia [Member] | From 12/28/2022 to 12/27/2023 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.00%
Pampa Energia [Member] | From 12/28/2023 to 12/27/2024 and onwards [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		4.50%
Pampa Energia [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 855,551		1,269,833		1,651,360
Pampa Energia [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		2,564,882		1,584,836		553,826
Pampa Energia [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		1,214,347		927,754		552,757
CIESA [Member]
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		142		211		300
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0
Selling expenses	[1]	0
CIESA [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 0		$ 0		$ 0

[1]	Corresponds to donations expenses.
[2]	Accounts receivables includes Ps. 127,147 recorded as “Other receivables” as of December 31, 2020. Accounts payable includes Ps. 3,022,513 and Ps. 4,366,261 corresponding to the financial leasing recorded as “Loans” as of December 31, 2021 and 2020, respectively.